Employee Benefit Plans (Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 596.4	$ 542.8
Accumulated benefit obligation	593.6	540.3
Fair value of plan assets	409.6	334.9
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	18.9	21.9
Accumulated benefit obligation	18.9	21.9
Fair value of plan assets	$ 0	$ 0